Advance to Suppliers (Details) - Schedule of advances to suppliers net - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Advances to Suppliers Net [Abstract]
Advances to suppliers for inventory raw materials	$ 16,701	$ 2,738,313
Less: allowance for doubtful accounts
Advances to suppliers, net	$ 16,701	$ 2,738,313